Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Longterm investments	$ 2,267	$ 2,133
Chongqing Changhui Culture Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Longterm investments	1,577	1,450
Wasu Digital Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Longterm investments	376	362
Guangdong Nanfang Media New Broadcast Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Longterm investments	$ 314	$ 321